Digital Currencies and Derivative Asset - Schedule of continuity of digital currencies (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) Number_of_coins	Dec. 31, 2024 USD ($) Number_of_coins	Dec. 31, 2025 USD ($) Number_of_coins	Dec. 31, 2024 USD ($) Number_of_coins	Mar. 31, 2025 USD ($) Number_of_coins
Finite-Lived Intangible Assets [Line Items]
Digital currencies, beginning of period			$ 181,146
Digital currencies, end of period	$ 42,101		$ 42,101		$ 181,146
Deposit on equipment | Number_of_coins	0		(2,079)		(172)
Bitcoin [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies, beginning of period	$ 23,832	$ 164,860	$ 180,741	$ 161,258	$ 161,258
Digital currency mined (non-cash consideration)	88,222	26,652	211,079	77,022
Digital currency purchased			18,330	0
Digital currency sold	(64,683)	(7,672)	(183,051)	(38,686)
Deposit of equipment			(185,911)	0
Revaluation adjustment	(5,457)	76,595	726	60,841
Digital currencies, end of period	$ 41,914	$ 260,435	$ 41,914	$ 260,435	$ 180,741
Digital currency assets, beginning of period | Number_of_coins	210	2,604	2,201	2,287	2,287
Digital currency mined (non-cash consideration) | Number_of_coins	884	322	2,009	1,111
Digital currency purchased | Number_of_coins			172	0
Digital currency sold | Number_of_coins	(613)	(121)	(1,822)	(593)
Deposit on equipment | Number_of_coins			(2,079)	0
Revaluation adjustment | Number_of_coins	0	0	0	0
Digital currency assets, end of period | Number_of_coins	481	2,805	481	2,805	2,201